Summary of Investments in Listed Companies (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureInvestmentsLineItems [Line Items]
Market value, Associate	$ 5,028
Total	$ 2,942	$ 1,375
Common Shares [Member] | Braskem S A [Member]
DisclosureInvestmentsLineItems [Line Items]
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 10.17	$ 4.85
Market value, Associate	$ 2,160	$ 1,031
Class A Preference Shares [Member] | Braskem S A [Member]
DisclosureInvestmentsLineItems [Line Items]
Investments in associates number of shares	75,762	75,762
Quoted stock exchange	$ 10.33	$ 4.54
Market value, Associate	$ 782	$ 344